Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
35	COMMITMENTS
(a) Operating lease commitments
Operating lease commitments of the Group are mainly for leasing of land, buildings and equipment. Leases range from 1 to 50 years and usually do not contain renewal options.
Future minimum lease payments as of December 31, 2018 under
non-cancelable
 operating leases are as follows:

December 31, 2018
RMB
No later than 1 year	12,664
Later than 1 year and no later than 5 years	39,222
Later than 5 years	176,049

227,935

The Group is the lessee in respective of a number of properties, plant and equipment held under leases which were previously classified as operating leases under IAS 17. The Group has initially applied IFRS 16 using the modified retrospective approach. Under this approach, the comparative information is not restated (see Note 3(aa)). From January 1, 2019 onwards future lease payments recogni
z
ed as lease liabilities in the statement of financial position.

(
b) Capital commitments
At December 31, 2019, the Group’s capital commitments contracted but not provided for mainly relating to property, plant and equipment were RMB 56,856 (December 31, 2018: RMB 41,989).
The operating lease and capital commitments above are transactions mainly with CNPC and its fellow subsidiaries.
(c) Exploration and production licenses
The Company is obligated to make annual payments with respect to its exploration and production licenses to the Ministry of Natural Resources. Payments incurred were RMB 535 for the year ended December 31, 2019 (2018: RMB 650, 2017: RMB 609).
According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2019	December 31, 2018
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800